Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Borrowings	BORROWINGS
Short-Term Debt
The company’s total short-term debt at December 31, 2023 and December 31, 2022 was $6,426 million and $4,760 million, respectively, and primarily consisted of current maturities of long-term debt detailed in “Long-Term Debt” below.
Long-Term Debt
Pre-Swap Borrowing

($ in millions)
At December 31:	Maturities	2023	2022
U.S. dollar debt (weighted-average interest rate at December 31, 2023): (1)
3.4%	2023	$—	$1,529
3.3%	2024	5,003	5,009
5.1%	2025	1,601	1,603
3.5%	2026	5,201	4,351
3.1%	2027	3,619	3,620
5.0%	2028	1,313	313
3.5%	2029	3,250	3,250
2.0%	2030	1,350	1,350
4.4%	2032	1,850	1,850
4.8%	2033	750	—
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	650
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	750
4.2%	2052	1,400	1,400
5.1%	2053	650	—
7.1%	2096	316	316
		$35,317	$33,605
Euro debt (weighted-average interest rate at December 31, 2023): (1)
0.7%	2023	$—	$2,937
1.1%	2024	829	801
1.6%	2025	3,315	3,204
2.3%	2027	2,210	1,068
0.7%	2028	1,989	1,922
1.5%	2029	1,105	1,068
0.9%	2030	1,105	1,068
2.7%	2031	2,762	1,335
0.7%	2032	1,768	1,709
1.3%	2034	1,105	1,068
3.8%	2035	1,105	—
1.2%	2040	939	908
4.0%	2043	1,105	—
		$19,335	$17,087
Other currencies (weighted-average interest rate at December 31, 2023, in parentheses): (1)
Pound sterling (4.9%)	2038	$955	$—
Japanese yen (0.5%)	2024–2028	1,251	694
Other (14.2%)	2024–2026	241	361
		$57,099	$51,747
Finance lease obligations (4.5%)	2024–2034	499	239
		$57,598	$51,986
Less: net unamortized discount		838	835
Less: net unamortized debt issuance costs		154	138
Add: fair value adjustment (2)		(60)	(73)
		$56,546	$50,940
Less: current maturities		6,425	4,751
Total		$50,121	$46,189
(1)    Includes notes, debentures, bank loans and secured borrowings.
(2)    The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.
The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.
The company is in compliance with all of its debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.
In the first quarter of 2023, the company issued $0.7 billion of Japanese yen floating-rate syndicated bank loans with a maturity of 5 years; $4.6 billion of Euro fixed-rate notes in tranches with maturities ranging from 4 to 20 years and coupons ranging from 3.375 to 4 percent; $0.9 billion of Pound sterling fixed-rate notes with a maturity of 15 years and a coupon of 4.875 percent; and $3.25 billion of U.S. dollar fixed-rate notes in tranches with maturities ranging from 3 to 30 years and coupons ranging from 4.5 to 5.1 percent.
Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)
	2023		2022
At December 31:	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Fixed-rate debt	$48,803	3.0%	$43,898	2.7%
Floating-rate debt (1)	7,743	6.1%	7,042	5.9%
Total	$56,546		$50,940
(1)    Includes $6,725 million and $6,525 million in 2023 and 2022, respectively, of notional interest-rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note T, “Derivative Financial Instruments,” for additional information.
Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2023, are as follows:

($ in millions)
Total
2024	$6,427
2025	5,090
2026	5,624
2027	5,898
2028	3,959
Thereafter	30,600
Total	$57,598
Interest on Debt

($ in millions)
For the year ended December 31:	2023	2022	2021
Cost of financing	$334	$346	$392
Interest expense	1,607	1,216	1,155
Interest capitalized	9	5	3
Total interest paid and accrued	$1,949	$1,566	$1,550
Refer to the related discussion in note D, “Segments,” for interest expense of the Financing segment. Refer to note T, “Derivative Financial Instruments,” for a discussion of the use of foreign currency denominated debt designated as a hedge of net investment, as well as a discussion of the use of currency and interest-rate swaps in the company’s debt risk management program.
Lines of Credit
On June 15, 2023, the company amended its existing $2.5 billion Three-Year Credit Agreement and $7.5 billion Five-Year Credit Agreement (the Credit Agreements) to extend the maturity dates to June 20, 2026 and June 22, 2028, respectively. The Credit Agreements permit the company and its subsidiary borrowers to borrow up to $10 billion on a revolving basis. The total expense recorded by the company related to these agreements was $8 million, $11 million and $12 million in 2023, 2022 and 2021, respectively. Subject to certain conditions stated in the Credit Agreements, the borrower may borrow, prepay and re-borrow amounts under the Credit Agreements at any time during the term of such agreements. Funds borrowed may be used for the general corporate purposes of the borrower.
Interest rates on borrowings under the Credit Agreements will be based on prevailing market interest rates, as further described in the Credit Agreements. The Credit Agreements contain customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreements, are remote. As of December 31, 2023, there were no borrowings by the company under the Credit Agreements.
The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions. As of December 31, 2023, there were no material borrowings by the company under these credit facilities.